Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
14.	SUBSEQUENT EVENTS

Management evaluated subsequent events of the Company through June 30, 2021, the date the audited consolidated financial statements were issued, and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the Notes to the consolidated financial statements except the transactions regarding Wude, Baode, Wunong Shanxi and Wunong Liaoning disclosed in Note 1.

On June 25, 2021, the Company entered into an agreement to transfer the loan receivable to a third party, Cang Jin Suo Financial Service (Shenzhen) Co.,Ltd.(“Cang Jin Suo”) ultimately under control by the State-owned Assets Supervision and Administrative Commission. According to the agreement, the consideration was $26,500,000, interest-free, and the Company will collect the loan receivable from Cang Jin Suo as follows : $1.5 million in July 2021, $5 million in August 2021, $5 million in September 2021, $10 million in October 2021 and $5 million in November 2021.